Schedule of Investments
(unaudited)
July 31, 2023
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 2.2%
ANZ Group Holdings Ltd. ........ 462 $ 8,015
Aristocrat Leisure Ltd. ........... 960 25,426
Charter Hall Group ............. 743 5,727
Cochlear Ltd. ................ 2 322
Coles Group Ltd. .............. 1,002 12,253
Commonwealth Bank of Australia ... 442 31,448
Fortescue Metals Group Ltd. ...... 588 8,644
Glencore plc ................. 94 572
GPT Group (The) .............. 2,677 7,824
Macquarie Group Ltd. ........... 410 48,351
Mirvac Group ................ 200 315
National Australia Bank Ltd. ....... 1,684 32,259
Rio Tinto plc ................. 534 35,296
Vicinity Ltd. .................. 8,488 11,286
227,738
Austria — 0.1%
ANDRITZ AG ................ 1 53
BAWAG Group AG
(a)(b)
.......... 154 7,502
OMV AG ................... 129 5,812
13,367
Belgium — 0.6%
Ageas SA ................... 214 9,059
Elia Group SA/NV ............. 110 13,544
Groupe Bruxelles Lambert NV ..... 142 11,490
Sofina SA ................... 1 238
Solvay SA ................... 256 30,745
65,076
Brazil — 0.5%
MercadoLibre, Inc.
(c)
............ 5 6,190
NU Holdings Ltd., Class A
(c)
....... 181 1,441
Pagseguro Digital Ltd., Class A
(c)
... 57 648
StoneCo Ltd., Class A
(c)
......... 111 1,608
Wheaton Precious Metals Corp. .... 922 41,344
XP, Inc., Class A
(c)
............. 33 891
52,122
Canada — 2.5%
Boralex, Inc., Class A ........... 33 854
Canadian Imperial Bank of Commerce 344 15,151
Canadian National Railway Co. .... 80 9,697
Canadian Utilities Ltd., Class A ..... 21 523
Descartes Systems Group, Inc. (The)
(c)
4 312
Empire Co. Ltd., Class A ......... 25 679
Enbridge, Inc. ................ 2,400 88,236
FirstService Corp. ............. 102 15,975
Fortis, Inc. .................. 108 4,604
Franco-Nevada Corp. ........... 29 4,232
Gildan Activewear, Inc. .......... 7 218
Manulife Financial Corp. ......... 2,579 51,555
Northland Power, Inc. ........... 39 754
RioCan REIT ................. 64 973
Stantec, Inc. ................. 410 27,765
TFI International, Inc. ........... 163 20,921
Thomson Reuters Corp. ......... 49 6,614
Tourmaline Oil Corp. ............ 215 11,143
260,206
Chile — 0.1%
Antofagasta plc ............... 645 13,874
Security
Shares
Shares Value
China — 3.6%
Alibaba Group Holding Ltd.
(c)
...... 2,900 $ 37,060
A-Living Smart City Services Co. Ltd.
(a)
(b)(c)
..................... 1,250 898
Baidu, Inc., Class A
(c)
........... 700 13,686
Bilibili, Inc., Class Z
(c)
........... 80 1,522
BYD Co. Ltd., Class A ........... 1,000 38,170
By-health Co. Ltd., Class A ....... 200 592
CECEP Solar Energy Co. Ltd., Class A 2,600 2,403
China Datang Corp. Renewable Power
Co. Ltd., Class H ............ 1,000 326
China Petroleum & Chemical Corp.,
Class A .................. 9,200 7,993
China Railway Group Ltd., Class A .. 600 676
China State Construction Engineering
Corp. Ltd., Class A ........... 300 257
China United Network Communications
Ltd., Class A ............... 300 217
China Vanke Co. Ltd., Class A ..... 1,500 3,206
China Vanke Co. Ltd., Class H ..... 300 425
CMOC Group Ltd., Class A ....... 200 173
COSCO SHIPPING Holdings Co. Ltd.,
Class A .................. 1,500 2,127
COSCO SHIPPING Holdings Co. Ltd.,
Class H .................. 2,500 2,646
Country Garden Services Holdings Co.
Ltd. ..................... 1,000 1,145
CRRC Corp. Ltd., Class A ........ 100 94
Daqin Railway Co. Ltd., Class A .... 900 902
Dong-E-E-Jiao Co. Ltd., Class A .... 300 2,055
Focus Media Information Technology
Co. Ltd., Class A ............ 1,000 1,044
Geely Automobile Holdings Ltd. .... 6,000 8,755
Gemdale Corp., Class A
(c)
........ 1,400 1,695
Goldwind Science & Technology Co.
Ltd., Class A ............... 7,500 11,762
Goldwind Science & Technology Co.
Ltd., Class H ............... 1,400 961
Gree Electric Appliances, Inc. of Zhuhai,
Class A .................. 1,700 9,231
Guangzhou Great Power Energy &
Technology Co. Ltd., Class A
(c)
... 100 658
Huayu Automotive Systems Co. Ltd.,
Class A .................. 100 276
JA Solar Technology Co. Ltd., Class A 300 1,397
JD.com, Inc., Class A ........... 850 17,598
Jiangsu King's Luck Brewery JSC Ltd.,
Class A .................. 100 857
Jiangxi Copper Co. Ltd., Class A ... 200 561
Jinko Solar Co. Ltd., Class A ...... 1,401 2,444
Lenovo Group Ltd. ............. 6,000 6,907
LONGi Green Energy Technology Co.
Ltd., Class A ............... 2,800 11,732
Meituan, Class B
(a)(b)(c)
........... 1,600 30,544
Metallurgical Corp. of China Ltd., Class
A ...................... 4,100 2,406
Ming Yang Smart Energy Group Ltd.,
Class A .................. 100 253
NetEase, Inc. ................ 900 19,602
Pharmaron Beijing Co. Ltd., Class H
(a)(b)
150 393
Poly Property Services Co. Ltd., Class
H
(b)
..................... 200 1,069
Risen Energy Co. Ltd., Class A ..... 100 323
SDIC Capital Co. Ltd., Class A ..... 1,000 1,104
Sunny Optical Technology Group Co.
Ltd. ..................... 500 4,902
Tencent Holdings Ltd. ........... 2,000 91,922

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
Tongwei Co. Ltd., Class A ........ 600 $ 2,927
Trina Solar Co. Ltd., Class A ...... 206 1,087
Trip.com Group Ltd.
(c)
........... 300 12,253
Wanda Film Holding Co. Ltd., Class A
(c)
200 406
Western Mining Co. Ltd., Class A ... 500 862
Xiabuxiabu Catering Management
China Holdings Co. Ltd.
(a)(b)
..... 4,500 2,642
Zhejiang Jingsheng Mechanical &
Electrical Co. Ltd., Class A ..... 100 865
Zhongjin Gold Corp. Ltd., Class A ... 500 746
ZTE Corp., Class A ............ 1,600 8,776
375,533
Denmark — 1.6%
Genmab A/S
(c)
................ 24 9,893
Novo Nordisk A/S, Class B ....... 644 103,846
Novozymes A/S, Class B ......... 959 48,097
161,836
Finland — 0.2%
Outokumpu OYJ .............. 1,323 6,845
Valmet OYJ ................. 225 5,968
Wartsila OYJ Abp .............. 512 6,432
19,245
France — 1.4%
AXA SA .................... 192 5,902
Carrefour SA ................. 406 8,117
Engie SA ................... 2,204 36,157
Hermes International ........... 39 86,317
L'Oreal SA .................. 18 8,372
144,865
Germany — 2.7%
Allianz SE (Registered) .......... 53 12,667
Aurubis AG .................. 77 7,248
Bayerische Motoren Werke AG .... 44 5,366
Covestro AG
(a)(b)(c)
.............. 5 268
Deutsche Bank AG (Registered) .... 497 5,509
Deutsche Telekom AG (Registered) . 258 5,625
GEA Group AG ............... 347 14,727
Infineon Technologies AG ........ 284 12,478
Mercedes-Benz Group AG ........ 1,124 89,766
SAP SE .................... 539 73,526
Siemens AG (Registered) ........ 308 52,496
thyssenkrupp AG .............. 127 1,010
280,686
Greece — 0.0%
Star Bulk Carriers Corp. ......... 211 3,815
Hong Kong — 0.3%
AIA Group Ltd. ............... 3,400 34,016
Israel — 0.1%
Wix.com Ltd.
(c)
................ 121 11,413
Italy — 1.1%
Enel SpA ................... 8,801 60,685
Intesa Sanpaolo SpA ........... 10,965 31,707
UniCredit SpA ................ 716 18,129
110,521
Japan — 5.3%
Amada Co. Ltd. ............... 800 7,873
ANA Holdings, Inc.
(c)
............ 400 9,590
Astellas Pharma, Inc. ........... 1,500 21,933
Daiichi Sankyo Co. Ltd. .......... 500 15,400
Daito Trust Construction Co. Ltd. ... 100 10,757
Security
Shares
Shares Value
Japan (continued)
FUJIFILM Holdings Corp. ........ 100 $ 5,807
Kakaku.com, Inc. .............. 400 5,979
Kirin Holdings Co. Ltd. .......... 1,600 23,633
Mitsubishi Corp. ............... 600 30,700
Mitsubishi Estate Co. Ltd. ........ 500 6,128
Mitsubishi UFJ Financial Group, Inc. . 6,000 48,313
Mitsui Fudosan Co. Ltd. ......... 2,100 43,144
Mizuho Financial Group, Inc. ...... 1,800 30,538
MS&AD Insurance Group Holdings, Inc. 200 7,439
Nintendo Co. Ltd. .............. 700 31,664
Nippon Express Holdings, Inc. ..... 100 5,863
Nippon Telegraph & Telephone Corp. 5,000 5,734
Nissin Foods Holdings Co. Ltd. .... 100 8,432
Ono Pharmaceutical Co. Ltd. ...... 900 16,493
ORIX Corp. .................. 1,200 23,084
Otsuka Holdings Co. Ltd. ........ 300 11,030
Sega Sammy Holdings, Inc. ....... 300 6,559
Sekisui House Ltd. ............. 1,200 24,482
Shimadzu Corp. ............... 200 6,074
Shionogi & Co. Ltd. ............ 900 37,717
SoftBank Corp. ............... 400 4,442
SoftBank Group Corp. .......... 100 5,086
Sompo Holdings, Inc. ........... 200 8,842
Sumitomo Chemical Co. Ltd. ...... 3,100 9,561
Tokio Marine Holdings, Inc. ....... 400 9,198
Tokyo Electron Ltd. ............ 300 45,026
Toyota Motor Corp. ............ 1,300 21,858
ZOZO, Inc. .................. 500 9,761
558,140
Luxembourg — 0.4%
ArcelorMittal SA ............... 1,597 46,188
Mexico — 0.2%
Alsea SAB de CV
(c)
............ 220 766
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 30 851
Southern Copper Corp. .......... 224 19,586
21,203
Netherlands — 1.5%
ABN AMRO Bank NV, CVA
(a)(b)
..... 30 510
ASML Holding NV ............. 6 4,297
ASR Nederland NV ............ 239 10,834
ING Groep NV ................ 3,343 48,797
Koninklijke KPN NV ............ 3,643 13,181
NN Group NV ................ 434 16,637
Wolters Kluwer NV ............. 482 60,528
154,784
New Zealand — 0.1%
Xero Ltd.
(c)
.................. 66 5,425
Norway — 0.7%
DNB Bank ASA ............... 2,672 55,063
Equinor ASA ................. 636 19,455
Norsk Hydro ASA .............. 64 419
Var Energi ASA ............... 147 450
75,387
Singapore — 0.4%
DBS Group Holdings Ltd. ........ 200 5,160
Singapore Airlines Ltd. .......... 6,600 37,389
42,549
South Africa — 0.3%
Anglo American plc ............ 1,120 34,473

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA . 803 $ 6,365
Repsol SA .................. 17 259
6,624
Sweden — 0.9%
Assa Abloy AB, Class B ......... 423 10,170
Boliden AB .................. 436 12,823
Electrolux AB, Class B .......... 17 210
Saab AB, Class B ............. 95 5,007
Svenska Handelsbanken AB, Class A 1,012 8,885
Swedbank AB, Class A .......... 3,020 55,392
92,487
Switzerland — 2.1%
ABB Ltd. (Registered) ........... 1,626 65,247
Flughafen Zurich AG (Registered) ... 20 4,234
Givaudan SA (Registered) ........ 6 20,253
Kuehne + Nagel International AG
(Registered) ............... 1 313
Logitech International SA (Registered) 172 12,160
Novartis AG (Registered) ........ 1,091 114,225
216,432
Taiwan — 0.8%
Makalot Industrial Co. Ltd. ........ 1,000 9,935
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 4,000 72,230
Wisdom Marine Lines Co. Ltd. ..... 2,000 2,906
85,071
United Kingdom — 1.6%
AstraZeneca plc .............. 98 14,080
Auto Trader Group plc
(a)(b)
........ 1,165 9,662
Barclays plc ................. 9,872 19,589
Barratt Developments plc ........ 865 5,063
British Land Co. plc (The) ........ 1,760 7,637
Drax Group plc ............... 180 1,397
Land Securities Group plc ........ 52 432
RS GROUP plc ............... 1,147 11,554
Spectris plc .................. 369 16,652
Taylor Wimpey plc ............. 3,540 5,196
Tesco plc ................... 9,247 30,627
United Utilities Group plc ......... 1,113 14,273
Vodafone Group plc ............ 26,136 24,862
WPP plc .................... 79 863
161,887
United States — 64.4%
3M Co. ..................... 402 44,823
Abbott Laboratories ............ 251 27,944
AbbVie, Inc. ................. 240 35,899
Adobe, Inc.
(c)
................. 175 95,580
Advanced Micro Devices, Inc.
(c)
.... 37 4,233
AECOM .................... 673 58,551
Agilent Technologies, Inc. ........ 688 83,778
Akamai Technologies, Inc.
(c)
....... 189 17,861
Align Technology, Inc.
(c)
.......... 5 1,889
Allstate Corp. (The) ............ 58 6,535
Alphabet, Inc., Class A
(c)
......... 1,148 152,363
Alphabet, Inc., Class C
(c)
......... 1,041 138,567
Amazon.com, Inc.
(c)
............ 2,020 270,034
American Express Co. .......... 87 14,693
AMETEK, Inc. ................ 37 5,868
Amgen, Inc. ................. 106 24,820
Apple, Inc. .................. 2,842 558,311
Applied Materials, Inc. .......... 684 103,688
AptarGroup, Inc. .............. 118 14,332
Security
Shares
Shares Value
United States (continued)
Ashland, Inc. ................. 136 $ 12,425
Autodesk, Inc.
(c)
............... 57 12,083
Bank of America Corp. .......... 2,779 88,928
Bank of New York Mellon Corp. (The) 52 2,359
Berkshire Hathaway, Inc., Class B
(c)
. 144 50,682
Best Buy Co., Inc. ............. 259 21,510
Biogen, Inc.
(c)
................ 3 811
BioMarin Pharmaceutical, Inc.
(c)
.... 41 3,605
Block, Inc., Class A
(c)
........... 335 26,978
Booking Holdings, Inc.
(c)
......... 5 14,854
Boston Scientific Corp.
(c)
......... 1,688 87,523
Box, Inc., Class A
(c)
............ 502 15,688
Boyd Gaming Corp. ............ 152 10,385
Bristol-Myers Squibb Co. ......... 820 50,996
Brixmor Property Group, Inc. ...... 22 500
Broadcom, Inc. ............... 15 13,480
BRP, Inc. ................... 10 920
Cadence Design Systems, Inc.
(c)
... 149 34,867
Chevron Corp. ................ 480 78,557
Chubb Ltd. .................. 104 21,259
Cigna Group (The) ............. 3 885
Cisco Systems, Inc. ............ 1,549 80,610
Coca-Cola Co. (The) ........... 1,617 100,141
Colgate-Palmolive Co. .......... 85 6,482
Conagra Brands, Inc. ........... 398 13,058
ConocoPhillips ............... 846 99,591
Crowdstrike Holdings, Inc., Class A
(c)
. 26 4,203
CSL Ltd. .................... 48 8,646
Cummins, Inc. ................ 154 40,163
Curtiss-Wright Corp. ............ 35 6,698
CVS Health Corp. ............. 1,046 78,126
Deere & Co. ................. 32 13,747
Dell Technologies, Inc., Class C .... 223 11,801
Dolby Laboratories, Inc., Class A ... 3 266
Domino's Pizza, Inc. ............ 36 14,283
Dropbox, Inc., Class A
(c)
......... 1,223 32,960
DuPont de Nemours, Inc. ........ 146 11,334
EastGroup Properties, Inc. ....... 1 177
eBay, Inc. ................... 1,753 78,026
Edwards Lifesciences Corp.
(c)
..... 470 38,573
Electronic Arts, Inc. ............ 469 63,948
Elevance Health, Inc. ........... 108 50,936
Eli Lilly & Co. ................ 115 52,273
EMCOR Group, Inc. ............ 162 34,836
EOG Resources, Inc. ........... 81 10,735
Etsy, Inc.
(c)
.................. 338 34,358
Exact Sciences Corp.
(c)
.......... 10 975
ExlService Holdings, Inc.
(c)
....... 27 3,806
Experian plc ................. 624 24,115
Exxon Mobil Corp. ............. 401 43,003
Fair Isaac Corp.
(c)
.............. 9 7,542
Fluor Corp.
(c)
................. 44 1,363
FMC Corp. .................. 39 3,753
Ford Motor Co. ............... 857 11,321
Fortinet, Inc.
(c)
................ 169 13,135
Gap, Inc. (The) ............... 197 2,029
Garmin Ltd. .................. 144 15,248
General Mills, Inc. ............. 998 74,591
General Motors Co. ............ 2,220 85,181
Gilead Sciences, Inc. ........... 129 9,822
Graco, Inc. .................. 309 24,513
Hewlett Packard Enterprise Co. .... 150 2,607
Honeywell International, Inc. ...... 481 93,377
HP, Inc. .................... 1,916 62,902
Humana, Inc. ................ 40 18,273

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
IDEXX Laboratories, Inc.
(c)
........ 20 $ 11,095
Incyte Corp.
(c)
................ 110 7,009
Insperity, Inc. ................. 101 11,883
Intel Corp. .................. 476 17,027
Intuit, Inc. ................... 3 1,535
J M Smucker Co. (The) .......... 45 6,779
Jazz Pharmaceuticals plc
(c)
....... 9 1,174
Johnson & Johnson ............ 568 95,157
Johnson Controls International plc .. 58 4,034
Jones Lang LaSalle, Inc.
(c)
........ 42 6,995
JPMorgan Chase & Co. ......... 71 11,215
Keysight Technologies, Inc.
(c)
...... 347 55,895
Kimberly-Clark Corp. ........... 299 38,601
KLA Corp. ................... 21 10,793
Kroger Co. (The) .............. 184 8,950
Lam Research Corp. ........... 28 20,118
Lear Corp. .................. 56 8,667
Leggett & Platt, Inc. ............ 15 439
Lennar Corp., Class A ........... 3 380
Liberty Broadband Corp., Class C
(c)
.. 18 1,604
Liberty Media Corp.-Liberty SiriusXM,
Class C
(c)
................. 15 477
Lincoln National Corp. .......... 7 196
Live Nation Entertainment, Inc.
(c)
... 16 1,404
Lululemon Athletica, Inc.
(c)
........ 206 77,977
LyondellBasell Industries NV, Class A 84 8,304
Manhattan Associates, Inc.
(c)
...... 275 52,421
Marathon Petroleum Corp. ....... 16 2,128
Mastercard, Inc., Class A ......... 206 81,222
Medtronic plc ................ 181 15,885
Meta Platforms, Inc., Class A
(c)
..... 210 66,906
MetLife, Inc. ................. 1,390 87,528
MGM Resorts International ....... 10 508
Microchip Technology, Inc. ........ 211 19,821
Microsoft Corp. ............... 1,334 448,117
Moderna, Inc.
(c)
............... 10 1,177
Moody's Corp. ................ 176 62,084
MSCI, Inc. .................. 10 5,481
Nasdaq, Inc. ................. 473 23,882
Nestle SA (Registered) .......... 1,060 129,870
Neurocrine Biosciences, Inc.
(c)
..... 67 6,827
New Relic, Inc.
(c)
.............. 3 252
New York Times Co. (The), Class A .. 11 448
NextEra Energy, Inc. ........... 106 7,770
NVIDIA Corp. ................ 556 259,813
Oshkosh Corp. ............... 83 7,642
Otis Worldwide Corp. ........... 310 28,198
Paychex, Inc. ................ 262 32,873
PayPal Holdings, Inc.
(c)
.......... 104 7,885
PepsiCo, Inc. ................ 469 87,919
Pfizer, Inc. .................. 183 6,599
Power Integrations, Inc. ......... 3 291
Prudential Financial, Inc. ......... 113 10,903
Public Service Enterprise Group, Inc. 151 9,531
Pure Storage, Inc., Class A
(c)
...... 27 999
QUALCOMM, Inc. ............. 300 39,651
Regeneron Pharmaceuticals, Inc.
(c)
.. 23 17,064
ResMed, Inc. ................ 7 1,556
Robert Half, Inc. .............. 369 27,361
Roche Holding AG ............. 38 11,782
Roku, Inc., Class A
(c)
............ 5 481
Royal Caribbean Cruises Ltd.
(c)
.... 19 2,073
Royal Gold, Inc. ............... 6 721
S&P Global, Inc. .............. 103 40,635
SBA Communications Corp. ...... 17 3,722
Security
Shares
Shares Value
United States (continued)
Schneider Electric SE ........... 359 $ 64,036
Sempra .................... 166 24,737
Sensata Technologies Holding plc ... 19 803
Signify NV
(a)(b)
................ 12 377
Silicon Laboratories, Inc.
(c)
........ 35 5,220
Snap-on, Inc. ................ 3 817
Splunk, Inc.
(c)
................ 40 4,333
Spotify Technology SA
(c)
......... 168 25,101
Stryker Corp. ................ 225 63,767
Synchrony Financial ............ 382 13,194
Tapestry, Inc. ................. 547 23,603
Target Corp. ................. 351 47,901
Tecnoglass, Inc. ............... 10 471
Teladoc Health, Inc.
(c)
........... 161 4,793
Teradata Corp.
(c)
.............. 158 8,982
Tesla, Inc.
(c)
.................. 389 104,030
Tetra Tech, Inc. ............... 2 338
Textron, Inc. ................. 3 233
Toll Brothers, Inc. .............. 3 241
Trane Technologies plc .......... 138 27,523
Travel + Leisure Co. ............ 13 530
Travelers Cos., Inc. (The) ........ 61 10,529
Uber Technologies, Inc.
(c)
........ 738 36,501
UnitedHealth Group, Inc. ......... 181 91,653
US Bancorp ................. 874 34,680
Valero Energy Corp. ............ 388 50,017
VeriSign, Inc.
(c)
............... 240 50,628
Vertex Pharmaceuticals, Inc.
(c)
..... 55 19,379
Visa, Inc., Class A ............. 495 117,676
Visteon Corp.
(c)
............... 60 9,245
Walmart, Inc. ................. 719 114,939
Westinghouse Air Brake Technologies
Corp. .................... 32 3,790
WW Grainger, Inc. ............. 59 43,571
Xylem, Inc. .................. 39 4,397
Yum! Brands, Inc. ............. 516 71,038
Zillow Group, Inc., Class C
(c)
...... 457 24,751
Zimmer Biomet Holdings, Inc. ..... 29 4,006
6,718,155
Total Common Stocks — 95.8%
(Cost: $9,600,184) .............................. 9,993,118
Investment Companies
(d)
iShares MSCI Brazil ETF ........ 1,813 61,406
iShares MSCI South Korea ETF .... 1,533 103,585
Total Investment Companies — 1.5%
(Cost: $159,147) ................................ 164,991
Total Long-Term Investments — 97.3%
(Cost: $9,759,331) .............................. 10,158,109

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Commencement of operations.
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.16%
(d)(e)
.... 226,824 $ 226,824
Total Short-Term Securities — 2.2%
(Cost: $226,824) ................................ 226,824
Total Investments — 99.5%
(Cost: $9,986,155) .............................. 10,384,933
Other Assets Less Liabilities — 0.5% ................... 48,240
Net Assets — 100.0% .............................. $ 10,433,173
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
06/21/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 226,824
( b )
$ — $ — $ — $ 226,824 226,824 $ 2,593 $ —
iShares MSCI Brazil ETF ..... — 61,039 (923) (39) 1,329 61,406 1,813 — —
iShares MSCI South Korea ETF . — 99,070 — — 4,515 103,585 1,533 — —
$ (39) $ 5,844 $ 391,815 $ 2,593 $ —
— —
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage Global Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI India Index .......................................................... 1 09/15/23 $ 102 $ 4,014
S&P 500 Micro E-Mini Index ................................................... 3 09/15/23 69 2,730
$ 6,744
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 227,738 $ — $ 227,738
Austria .............................................. — 13,367 — 13,367
Belgium ............................................. — 65,076 — 65,076
Brazil ............................................... 52,122 — — 52,122
Canada ............................................. 260,206 — — 260,206
Chile ............................................... — 13,874 — 13,874
China ............................................... 26,796 348,737 — 375,533
Denmark ............................................. — 161,836 — 161,836
Finland .............................................. — 19,245 — 19,245
France .............................................. — 144,865 — 144,865
Germany ............................................ — 280,686 — 280,686
Greece .............................................. 3,815 — — 3,815
Hong Kong ........................................... — 34,016 — 34,016
Israel ............................................... 11,413 — — 11,413
Italy ................................................ — 110,521 — 110,521
Japan ............................................... — 558,140 — 558,140
Luxembourg .......................................... — 46,188 — 46,188
Mexico .............................................. 21,203 — — 21,203
Netherlands ........................................... — 154,784 — 154,784
New Zealand .......................................... — 5,425 — 5,425
Norway .............................................. — 75,387 — 75,387

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage Global Equity Fund

Level 1 Level 2 Level 3 Total
Singapore ............................................ $ — $ 42,549 $ — $ 42,549
South Africa ........................................... — 34,473 — 34,473
Spain ............................................... — 6,624 — 6,624
Sweden ............................................. — 92,487 — 92,487
Switzerland ........................................... — 216,432 — 216,432
Taiwan .............................................. 2,906 82,165 — 85,071
United Kingdom ........................................ 12,951 148,936 — 161,887
United States .......................................... 6,479,329 238,826 — 6,718,155
Investment Companies .................................... 61,406 103,585 — 164,991
Short-Term Securities
Money Market Funds ...................................... 226,824 — — 226,824
$ 7,158,971 $ 3,225,962 $ — $ 10,384,933
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,730 $ 4,014 $ — $ 6,744
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVA Certification Van Aandelon (Dutch Certificate)
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)